Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation by Form of Award

The Company’s stock-based compensation by form of award, including stock-based compensation recorded in discontinued operations as a result of the spin-off of Engility, is presented in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Stock options	$10	$10	$11
Restricted stock units	41	46	48
Performance units	7	8	5

Total before income taxes	58	64	64
Income taxes	(22)	(24)	(24)

Total after income taxes	36	40	40
Less: Stock based compensation recorded in discontinued operations, net of income taxes	—	1	4

Stock based compensation recorded in continuing operations, net of income taxes	$36	$39	$36

Company's Stock Option Activity and Changes

The table below presents a summary of the Company’s stock option activity as of December 31, 2013 and changes during the year then ended.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in millions)
Number of shares under option:
Outstanding at January 1, 2013	4,989.9	$76.57	5.8	$23

Options granted	741.7	77.00
Options exercised	(1,770.4)	73.24
Options forfeited	(78.3)	89.93

Outstanding at December 31, 2013	3,882.9	$77.90	6.2	$112

Vested and expected to vest at December 31, 2013(1)	3,865.9	$77.91	6.2	$112

Exercisable at December 31, 2013	2,420.9	$80.44	4.9	$64

(1)	Represents outstanding options reduced by expected forfeitures for options not fully vested.

Weighted Average Assumptions in Valuation Model

The weighted average assumptions used in the valuation model are presented in the table below.

	2013 Grants	2012 Grants	2011 Grants
Expected holding period (in years)	5.6	5.4	5.2
Expected volatility	26.4%	27.0%	26.4%
Expected dividend yield	3.6%	3.6%	2.8%
Risk-free interest rate	1.0%	1.0%	2.2%

2011 Grants
Expected volatility	10.2%
Expected dividend yield	2.2%
Risk-free interest rate	0.02%

Company's Nonvested Restricted Stock Unit Awards and Changes

The table below presents a summary of the Company’s nonvested restricted stock unit awards as of December 31, 2013 and changes during the year then ended.

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested balance at January 1, 2013	1,729.7	$75.64
Granted	606.4	77.12
Vested	(476.4)	85.81
Forfeited	(85.9)	73.60

Nonvested balance at December 31, 2013	1,773.8	$73.51

Company's Performance Unit Awards Based on Expected Performance

The table below presents a summary of the Company’s performance unit awards based on expected performance as of December 31, 2013 and changes during the year then ended.

	Payable in Cash (TSR)		Payable in Shares (EPS)
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
	(in thousands)		(in thousands)
Outstanding at January 1, 2013	59.3	$106.20	125.6	$71.86
Granted	—	—	61.7	77.00
(Decrease) increase due to expected performance	(33.1)	106.20	59.9	69.04
Vested	(25.3)	106.20	(67.9)	76.82
Forfeited	(0.9)	106.20	(3.8)	69.56

Outstanding at December 31, 2013	—	$—	175.5	$70.84